Share-Based Payments - Summary Details of BCE4 (Detail)				12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Jan. 20, 2019 EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	23,600	16,500	16,500
BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					0	0	0
Not later than one year [member] | BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				Jan. 21, 2009
Vesting period (years)				0 years
Plan expiration date				Jan. 20, 2019
Number of options granted				2,411
Share entitlement per BCE4				1500.00%
Exercise price (in euros)				€ 65
Not later than one year [member] | BCE 4 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)				€ 70
Expected volatility				40.00%
Average life of BCE4 (in years)				5.0
Discount rate				2.71%
Expected dividends				0.00%
Performance conditions				0.00%
Fair value per BCE4 (in euros)				2906.00%
Later Than One Year and Not Later Than Two Years [member] | BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				Jan. 21, 2009
Vesting period (years)				1 year
Plan expiration date				Jan. 20, 2019
Number of options granted				1,340
Share entitlement per BCE4				1500.00%
Exercise price (in euros)				€ 65
Later Than One Year and Not Later Than Two Years [member] | BCE 4 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)				€ 70
Expected volatility				40.00%
Average life of BCE4 (in years)				5.5
Discount rate				2.71%
Expected dividends				0.00%
Performance conditions				0.00%
Fair value per BCE4 (in euros)				3033.00%
Later Than Two Years and Not Later Than Three Years [member] | BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				Jan. 21, 2009
Vesting period (years)				2 years
Plan expiration date				Jan. 20, 2019
Number of options granted				536
Share entitlement per BCE4				1500.00%
Exercise price (in euros)				€ 65
Later Than Two Years and Not Later Than Three Years [member] | BCE 4 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)				€ 70
Expected volatility				40.00%
Average life of BCE4 (in years)				6.0
Discount rate				2.98%
Expected dividends				0.00%
Performance conditions				0.00%
Fair value per BCE4 (in euros)				3190.00%
Later Than Three Years and Not Later Than Four Years [member] | BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				Jan. 21, 2009
Vesting period (years)				3 years
Plan expiration date				Jan. 20, 2019
Number of options granted				536
Share entitlement per BCE4				1500.00%
Exercise price (in euros)				€ 65
Later Than Three Years and Not Later Than Four Years [member] | BCE 4 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)				€ 70
Expected volatility				40.00%
Average life of BCE4 (in years)				6.5
Discount rate				2.98%
Expected dividends				0.00%
Performance conditions				0.00%
Fair value per BCE4 (in euros)				3306.00%
Later Than Four Years and Not Later Than Five Years [member] | BCE 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)				Jan. 21, 2009
Vesting period (years)				4 years
Plan expiration date				Jan. 20, 2019
Number of options granted				535
Share entitlement per BCE4				1500.00%
Exercise price (in euros)				€ 65
Later Than Four Years and Not Later Than Five Years [member] | BCE 4 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)				€ 70
Expected volatility				40.00%
Average life of BCE4 (in years)				7.0
Discount rate				3.11%
Expected dividends				0.00%
Performance conditions				0.00%
Fair value per BCE4 (in euros)				3435.00%